Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 488,511	$ 425,066
Restricted cash, current (Notes 9 and 19)	11,808	11,218
Trade accounts receivable, net	83,587	79,303
Inventories (Note 5)	51,477	78,589
Due from managers	52	45
Due from related parties (Note 3)	$ 79	$ 37
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other receivables	$ 12,694	$ 18,873
Derivatives, current asset portion (Note 19)	617	2,177
Accrued income	0	67
Other current assets (including nil and $1,517 of investment in debt security as of December 31, 2024 and December 31, 2025, respectively, Note 19)	34,520	43,598
Total Current Assets	683,345	658,973
FIXED ASSETS
Advances for vessels under construction (Note 6)	87,277	27,526
Vessels and other fixed assets, net (Note 6)	2,874,947	3,208,357
Total Fixed Assets	2,962,224	3,235,883
OTHER NON-CURRENT ASSETS
Long-term investment (Note 4)	826	1,733
Restricted cash, non-current (Note 9)	1,615	4,596
Operating leases, right-of-use assets (Note 7)	157,058	184,509
Derivatives, non-current asset portion (Note 19)	0	330
Other non-current assets	317	354
TOTAL ASSETS	3,805,385	4,086,378
CURRENT LIABILITIES
Current portion of long-term bank loans & revolving facilities (Note 9)	226,137	221,147
Lease financing short term (Note 8)	2,731	2,731
Accounts payable	49,456	51,591
Due to managers	12,151	10,938
Due to related parties (Note 3)	$ 3,557	$ 3,274
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 14)	$ 38,660	$ 62,607
Operating lease liabilities, current (Note 7)	28,624	28,227
Deferred revenue	20,361	17,297
Other current liabilities	2,000	2,000
Total Current Liabilities	383,677	399,812
NON-CURRENT LIABILITIES
Long-term bank loans & revolving facilities, net of current portion and unamortized loan issuance costs of $7,606 and $5,321, as of December 31, 2024 and December 31, 2025, respectively (Note 9)	833,533	1,035,135
Lease financing long term, net of unamortized lease issuance costs of $51 and $17, as of December 31, 2024 and December 31, 2025, respectively (Note 8)	9,827	12,524
Operating lease liabilities, non-current (Note 7)	128,434	156,282
Other non-current liabilities	651	850
TOTAL LIABILITIES	1,356,122	1,604,603
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2024 and December 31, 2025, respectively (Note 10)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 117,630,112 shares issued and outstanding as of December 31, 2024; 113,424,507 shares issued and outstanding as of December 31, 2025 (Note 10)	1,134	1,142
Additional paid in capital (Note 10)	3,003,587	3,083,906
Accumulated other comprehensive income	321	2,299
Accumulated deficit	(555,779)	(605,572)
Total Shareholders' Equity	2,449,263	2,481,775
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,805,385	$ 4,086,378